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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act file number
                                    811-01539
                                    811-02571
                                    811-03409

        Travelers Growth and Income Stock Account For Variable Annuities

              Travelers Quality Bond Account For Variable Annuities

              Travelers Money Market Account For Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                Kathleen A. McGah
                                  One Cityplace
                               Hartford, CT 06103

                                 (860) 308-6202


                      Date of fiscal year end: December 31


                    Date of reporting period: March 31, 2005

ITEM 1.     Schedule of Investments.

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2005


                                                      NO. OF           FAIR
                                                      SHARES           VALUE
                                                   ------------    ------------
COMMON STOCKS (97.9%)

AEROSPACE (0.9%)
  Boeing Co.                                             4,777     $    279,263
  General Dynamics Corp.                                 4,290          459,244
                                                                   ------------
                                                                        738,507
                                                                   ------------
AUTOMOTIVE (1.5%)
  Ford Motor Co.                                        26,244          297,345
  General Motors Corp.                                  10,670          313,591
  Harley-Davidson                                        4,937          285,161
  PACCAR Inc.                                            5,757          416,519
                                                                   ------------
                                                                      1,312,616
                                                                   ------------
BANKING (7.8%)
  Bank of America Corp.                                218,963        9,656,268
  Capital One Financial Corp.                           39,987        2,989,828
  Comerica, Inc.                                        29,659        1,633,618
  First Horizon National                                   187            7,628
  JP Morgan Chase & Co.                                209,479        7,247,973
  KeyCorp                                               20,142          653,608
  Marshall & Ilsley Corp.                               17,222          719,019
  MBNA Corp.                                            19,071          468,193
  National City Corp.                                   62,443        2,091,841
  Providian Financial Corp.                             58,660        1,006,606
  U.S. Bancorp                                          65,057        1,874,943
  Wachovia Corp.                                       101,743        5,179,736
  Washington Mutual, Inc.                               12,511          494,185
  Wells Fargo & Co.                                     77,788        4,651,722
                                                                   ------------
                                                                     38,675,168
                                                                   ------------
BEVERAGE (1.9%)
  Coca-Cola Co.                                         99,008        4,125,663
  Coca-Cola Enterprises Inc.                            20,500          420,660
  PepsiCo, Inc.                                         92,172        4,887,881
                                                                   ------------
                                                                      9,434,204
                                                                   ------------
BIOTECHNOLOGY (0.2%)
  Genetech Inc. (A)                                     18,908        1,070,382
                                                                   ------------

BROKERAGE (3.3%)
  Bear Stearns Companies                                33,989        3,395,501
  Franklin Resources, Inc.                              13,430          921,970
  Goldman Sachs Group Inc.                              32,055        3,525,730
  Lehman Brothers Holdings Inc.                         28,282        2,663,033
  Merrill Lynch & Co. Inc.                              44,764        2,533,642
  Morgan Stanley                                        56,288        3,222,488
                                                                   ------------
                                                                     16,262,364
                                                                   ------------
BUILDING MATERIALS (0.2%)
  Masco Corp.                                           33,757        1,170,355
                                                                   ------------

CAPITAL GOODS (1.0%)
  Danaher Corp.                                         41,870        2,236,277
  Deere & Co.                                           33,356        2,239,188
  Eaton Corp.                                            9,304          608,482
                                                                   ------------
                                                                      5,083,947
                                                                   ------------
CHEMICALS (1.6%)
  Dow Chemical                                          53,111        2,647,583
  E.I. du Pont de Nemours & Co.                         19,818        1,015,474
  Ecolab Inc.                                           34,071        1,126,047
  Monsanto Co.                                          52,040        3,356,580
                                                                   ------------
                                                                      8,145,684
                                                                   ------------

CONGLOMERATES (5.5%)
  3M Co.                                                24,333        2,085,095
  General Electric Co.                                 469,406       16,926,780
  Honeywell International, Inc.                         38,396        1,428,715
  Parker-Hannifin                                       21,745        1,324,705
  Tyco International Ltd.                               95,801        3,238,074
  United Technologies Corp.                             23,099        2,348,244
                                                                   ------------
                                                                     27,351,613
                                                                   ------------
CONSUMER (4.3%)
  Avery Dennison Corp.                                  12,266          759,633
  Ball Corp.                                            20,685          858,014
  Black & Decker Corp.                                   3,870          305,691
  Colgate-Palmolive Co.                                 15,415          804,201
  Eastman Kodak                                         43,780        1,425,039
  Energizer Holdings (A)                                12,224          730,995
  Fortune Brands                                        25,817        2,081,625
  Gillette Co.                                          22,552        1,138,425
  Molson Coors Brewing Co. (Class B)                    16,217        1,251,466
  NIKE, Inc. (Class B)                                  37,336        3,110,462
  Pactiv Corp. (A)                                      48,156        1,124,443
  Procter & Gamble Co.                                 119,445        6,330,585
  Sealed Air Corp. (A)                                  25,632        1,331,326
                                                                   ------------
                                                                     21,251,905
                                                                   ------------
DEFENSE (0.7%)
  Lockheed Martin Corp.                                 28,481        1,739,050
  Northrop Grumman Corp.                                37,063        2,000,661
                                                                   ------------
                                                                      3,739,711
                                                                   ------------
ELECTRIC UTILITIES (1.5%)
  American Electric Power                               60,665        2,066,250
  Edison International                                  45,193        1,569,101
  FirstEnergy Corp.                                     51,594        2,164,368
  Public Service Enterprise Group                       12,894          701,305
  Southern Co.                                          26,538          844,705
                                                                   ------------
                                                                      7,345,729
                                                                   ------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005


                                                      NO. OF           FAIR
                                                      SHARES           VALUE
                                                   ------------    ------------
ENTERTAINMENT (1.6%)
  Carnival Corp.                                        36,495     $  1,890,806
  Electronic Arts (A)                                    9,830          509,047
  The Walt Disney Co.                                  141,177        4,056,015
  Viacom, Inc. (Class B)                                36,988        1,288,292
                                                                   ------------
                                                                      7,744,160
                                                                   ------------
FINANCE (1.8%)
  American Express Co.                                  68,437        3,515,609
  CIT Group Holdings, Inc.                              39,850        1,514,300
  Countrywide Financial                                 51,029        1,656,401
  E*Trade Financial Corp. (A)                           88,060        1,056,720
  Principal Financial Group                             28,366        1,091,807
                                                                   ------------
                                                                      8,834,837
                                                                   ------------
FOOD (2.3%)
  Archer-Daniels-Midland Co.                           111,395        2,738,089
  Hormel Foods Corp.                                    16,152          502,489
  Kellogg Co.                                            9,520          411,930
  McDonald's Corp.                                      94,647        2,947,308
  Sara Lee Corp.                                        96,936        2,148,102
  Smithfield Foods (A)                                  37,541        1,184,419
  Starbucks Corp. (A)                                   17,722          916,405
  Yum! Brands                                           12,609          653,272
                                                                   ------------
                                                                     11,502,014
                                                                   ------------
HEALTHCARE (2.4%)
  Aetna Inc.                                            23,912        1,792,204
  Caremark Rx, Inc. (A)                                 29,016        1,154,257
  Humana, Inc. (A)                                      58,548        1,870,023
  Medco Health Solutions (A)                            12,935          641,188
  UnitedHealth Group, Inc.                              49,977        4,766,806
  Wellpoint, Inc. (A)                                   12,764        1,599,967
                                                                   ------------
                                                                     11,824,445
                                                                   ------------
HOME CONSTRUCTION (0.3%)
  Pulte Homes, Inc.                                     22,207        1,635,102
                                                                   ------------

INDEPENDENT ENERGY (1.0%)
  Anadarko Petroleum Corp.                              13,825        1,052,083
  Burlington Resources                                  40,138        2,009,710
  Devon Energy Corp.                                    14,999          716,202
  Kerr-McGee Corp.                                      18,734        1,467,434
                                                                   ------------
                                                                      5,245,429
                                                                   ------------
INSURANCE (5.9%)
  ACE Limited                                           13,541          558,837
  AFLAC Inc.                                            24,524          913,764
  Allstate Corp.                                        62,001        3,351,774
  Ambac Financial Group                                 26,448        1,976,988
  American International Group, Inc.                   124,482        6,897,548
  Aon Corp.                                             13,980          319,303
  Chubb Corp.                                           29,535        2,341,240
  CIGNA Corp.                                           17,637        1,574,984
  Hartford Financial Services Group, Inc.                9,777          670,311
  Jefferson-Pilot Corp.                                  6,681          327,703
  Lincoln National Corp.                                 8,921          402,694
  Marsh & McLennan Cos., Inc.                           23,911          727,373
  MetLife Inc.                                          34,595        1,352,665
  MGIC Investment Corp.                                 16,983        1,047,342
  Prudential Financial, Inc.                            77,556        4,451,714
  The Progressive Corp.                                 26,067        2,391,908
                                                                   ------------
                                                                     29,306,148
                                                                   ------------
INTERGRATED ENERGY (5.5%)
  ChevronTexaco Corp.                                   90,532        5,278,921
  ConocoPhillips                                        32,058        3,457,135
  Exxon Mobil Corp.                                    289,791       17,271,544
  Marathon Oil                                          29,800        1,398,216
                                                                   ------------
                                                                     27,405,816
                                                                   ------------
LODGING (0.6%)
  Marriott International
  (Class A)                                             34,427        2,301,789
  Starwood Hotels & Resorts                              8,105          486,543
                                                                   ------------
                                                                      2,788,332
                                                                   ------------
MACHINERY (0.4%)
  Ingersoll-Rand Co. (Class A)                          27,942        2,225,580
                                                                   ------------

MEDIA NON-CABLE (0.3%)
  News Corp. Limited                                    81,567        1,380,114
                                                                   ------------

MEDICAL SUPPLIES (2.0%)
  Abbott Laboratories                                   70,208        3,273,097
  Becton, Dickinson and Company                         11,267          658,218
  Boston Scientific (A)                                 38,168        1,117,941
  Cardinal Health                                        7,768          433,454
  Hospira, Inc. (A)                                      4,029          130,016
  Medtronic, Inc.                                       54,818        2,792,977
  Zimmer Holdings, Inc. (A)                             23,665        1,841,374
                                                                   ------------
                                                                     10,247,077
                                                                   ------------
METALS (0.9%)
  Alcoa Inc.                                           100,799        3,063,282
  Newmont Mining Corp.                                  18,793          794,004
  Nucor Corp.                                           12,173          700,678
                                                                   ------------
                                                                      4,557,964
                                                                   ------------
MULTIMEDIA (2.3%)
  Brown-Forman Corp. (Class B)                          11,879          650,375
  Comcast Corp. (Class A)                               97,360        3,282,979
  Gannett Co., Inc.                                     21,593        1,707,575
  Lamar Advertising  (Class A) (A)                      22,067          888,969
  Time Warner Inc. (A)                                 278,170        4,881,884
                                                                   ------------
                                                                     11,411,782
                                                                   ------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005


                                                      NO. OF           FAIR
                                                      SHARES           VALUE
                                                   ------------    ------------
OIL COMPANIES (1.7%)
  Baker Hughes Inc.                                     22,470     $    999,690
  Halliburton Co.                                       18,971          820,496
  Occidental Petroleum Corp.                            18,015        1,282,128
  Schlumberger Ltd.                                     31,217        2,200,174
  Sunoco Inc.                                            7,447          770,914
  Transocean, Inc.                                      20,528        1,056,371
  Valero Energy Corp.                                   17,634        1,292,043
                                                                   ------------
                                                                      8,421,816
                                                                   ------------
PAPER (0.7%)
   Georgia-Pacific Corp.                                16,984          602,762
   International Paper                                  22,871          841,424
   Kimberly Clark Corp.                                 23,085        1,517,377
   Weyerhaeuser Co.                                      9,572          655,682
                                                                   ------------
                                                                      3,617,245
                                                                   ------------
PHARMACEUTICALS (7.6%)
   AmerisourceBergen Corp.                              16,096          922,140
   Amgen, Inc.                                          59,608        3,467,397
   Biogen Idec Inc. (A)                                 30,088        1,038,186
   Bristol-Myers Squibb                                 86,443        2,200,839
   Eli Lilly & Co.                                      40,884        2,130,056
   Forest Laboratories  (Class A) (A)                   32,163        1,188,423
   Gilead Sciences, Inc. (A)                            47,748        1,709,140
   IVAX Corp.                                           46,614          921,559
   Johnson & Johnson                                   133,499        8,965,793
   Merck & Co., Inc.                                    98,917        3,201,943
   Pfizer Inc.                                         341,866        8,980,820
   Schering-Plough Corp.                                65,700        1,192,455
   Wyeth                                                42,527        1,793,789
                                                                   ------------
                                                                     37,712,540
                                                                   ------------
RETAILERS (5.8%)
  Autozone, Inc. (A)                                     5,522          473,235
  Best Buy Co. Inc.                                     29,694        1,603,773
  Borders Group, Inc.                                   44,467        1,183,712
  Costco Wholesale Corp.                                20,962          927,673
  CVS Corp.                                             31,185        1,640,955
  Federated Department Stores, Inc.                     12,017          764,762
  GameStop Corp. (Class A) (A)                          14,792          329,862
  Home Depot, Inc.                                     154,949        5,925,250
  Jones Apparel Group, Inc.                              6,769          226,694
  Limited Brands                                        44,991        1,093,281
  Lowe's Cos                                            18,362        1,048,287
  Staples Inc.                                          22,803          716,242
  Supervalu, Inc.                                       36,693        1,223,712
  Target Corp.                                          12,992          649,860
  Toys R Us, Inc. (A)                                   68,705        1,769,841
  Walgreen Co.                                          53,298        2,367,497
  Wal-Mart Stores, Inc.                                139,606        6,995,657
                                                                   ------------
                                                                     28,940,293
                                                                   ------------
SERVICES (0.9%)
  Cendant Corp.                                         50,044        1,027,904
  eBay Inc. (A)                                         39,912        1,486,922
  Yahoo! Inc. (A)                                       59,995        2,037,130
                                                                   ------------
                                                                      4,551,956
                                                                   ------------
TECHNOLOGY (14.0%)
  Adobe Systems                                         31,844        2,138,325
  Advanced Micro Devices (A)                            81,418        1,312,458
  Analog Devices, Inc.                                  17,393          628,583
  Apple Computer (A)                                    34,826        1,453,986
  Autodesk, Inc.                                        64,587        1,924,693
  Cisco Systems, Inc. (A)                              305,759        5,477,673
  Computer Sciences Corp. (A)                           22,663        1,039,099
  Comverse Technology Inc. (A)                          79,351        2,000,042
  Corning Inc.                                          61,088          679,910
  Dell Inc. (A)                                        113,171        4,348,596
  EMC Corp. (A)                                        112,064        1,380,629
  Fiserv Inc.  (A)                                      11,837          470,935
  Hewlett Packard Co.                                  137,739        3,021,994
  Intel Corp.                                          292,373        6,791,825
  International Business Machine                        81,101        7,411,009
  Jabil Circuit (A)                                     44,275        1,262,723
  KLA-Tencor Corp.                                       9,190          422,786
  Lexmark International  (Class A) (A)                   5,855          468,224
  Maxim Integrated Products                             14,404          587,971
  Micron Technology, Inc.                               96,872        1,001,657
  Microsoft Corp.                                      428,928       10,365,045
  Motorola, Inc.                                       200,433        3,000,482
  NCR Corp. (A)                                         50,049        1,688,653
  Oracle Corp. (A)                                     225,764        2,816,406
  Scientific-Atlanta, Inc.                              48,056        1,356,140
  Sun Microsystems, Inc. (A)                           159,356          643,002
  Texas Instruments Inc.                                90,993        2,319,412
  Thomas & Betts Corp.                                  41,868        1,352,336
  VERITAS Software (A)                                  52,298        1,214,098
  Waters Corp. (A)                                      27,303          977,174
                                                                   ------------
                                                                     69,555,866
                                                                   ------------
TELECOMMUNICATIONS (4.0%)
  AT&T Corp.                                           144,021        2,700,394
  BellSouth Corp.                                       72,134        1,896,403
  CenturyTel, Inc.                                      52,570        1,726,399
  NEXTEL Communications (Class A) (A)                   28,858          820,289
  Nextel Partners, Inc. (A)                             28,730          629,905
  Polycom, Inc. (A)                                     47,689          808,567
  QUALCOMM, Inc.                                        67,204        2,462,019
  SBC Communications Inc.                              185,563        4,395,988
  Verizon Communications                               123,017        4,367,104
                                                                   ------------
                                                                     19,807,068
                                                                   ------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005


                                                      NO. OF           FAIR
                                                      SHARES           VALUE
                                                   ------------    ------------
TOBACCO (1.2%)
  Altria Group                                          92,672     $  6,059,822
                                                                   ------------

TRANSPORTATION SERVICES (1.4%)
  Burlington Northern Santa Fe                          37,538        2,024,424
  CSX Corp.                                             34,469        1,435,634
  United Parcel Service (Class B)                       51,588        3,752,511
                                                                   ------------
                                                                      7,212,569
                                                                   ------------
UNITED STATES AGENCY SECURITIES (1.0%)
  Federal Association National Mortgage                 51,346        2,795,790
  Federal Home Loan Mortgage Corp.                      33,802        2,136,286
                                                                   ------------
                                                                      4,932,076
                                                                   ------------

UTILITIES (1.9%)
  AES Corp. (A)                                        123,089        2,016,198
  Constellation Energy Group                            45,424        2,348,421
  Exelon Corp.                                          54,723        2,511,239
  Kinder Morgan                                         29,212        2,211,348
  National Fuel Gas Co.                                 11,875          339,506
                                                                   ------------
                                                                      9,426,712
                                                                   ------------

TOTAL COMMON STOCKS
 (COST $438,311,965)                                                487,640,063
                                                                   ------------



                                                   PRINCIPAL
                                                     AMOUNT
                                                  ------------
SHORT-TERM INVESTMENTS (2.0%)
COMMERCIAL PAPER (1.8%)
  UBS AG,
    2.87% due April 1, 2005                        $ 9,025,000        9,025,000
                                                                   ------------

UNITED STATES TREASURY (0.2%)
  United States of America Treasury,
    2.52% due May 12, 2005 (B)                         900,000          897,366
                                                                   ------------

TOTAL SHORT-TERM
 INVESTMENTS (COST $9,922,465)                                        9,922,366
                                                                   ------------


                                                     NOTIONAL
                                                      VALUE
                                                   ------------
FUTURES CONTRACTS (0.0%)
  S&P 500 Stock Index,
    Exp. June, 2005 (C)                            $ 2,959,750               --
                                                                   ------------




                                                                       FAIR
                                                                      VALUE
                                                                   ------------
TOTAL INVESTMENTS (99.9%)
 (COST $448,234,174) (D)                                           $497,562,429
                                                                   ------------

OTHER ASSETS AND LIABILITIES
(0.1%)                                                                  406,740
                                                                   ------------


TOTAL NET ASSETS (100.0%)                                          $497,969,169
                                                                   ============


NOTES

(A)  Non-income Producing Security.

(B) Par value of $900,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is The Travelers Growth and Income Stock Account for Variable Annuities practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. The Travelers Growth and Income Stock Account for Variable Annuities uses futures contracts as a substitute for holding individual securities.

(D) At March 31, 2005, net unrealized appreciation for all securities was $49,328,255. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $89,260,607 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $39,932,352.


                      See Notes to Statement of Investments

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2005


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Growth and Income Stock Account for Variable Annuities ("Account GIS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account GIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The following is a summary of significant accounting policies consistently followed by Account GIS.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     FUTURES CONTRACTS. Account GIS may use stock index futures contracts as a substitute for the purchase or sale of individual securities. When Account GIS enters into a futures contract, it agrees to buy or sell a specified index of stocks at a future time for a fixed price, unless the contract is closed prior to expiration. Account GIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

     It is Account GIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

     Futures contracts purchased by Account GIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account GIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes associated with the futures contract.

     OPTIONS. Account GIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account GIS may sell the options before expiration. Options held by Account GIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account GIS at March 31, 2005.

     REPURCHASE AGREEMENTS. When Account GIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account GIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account GIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account GIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account GIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account GIS at March 31, 2005.

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $43,562,570 and $56,803,695 respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $894,392 and $1,400,000, respectively, for the three months ended March 31, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

     At March 31, 2005, Account GIS held ten open S&P 500 Stock Index futures contracts expiring in June, 2005. The underlying face value, or notional value, of these contracts at March 31, 2005 amounted to $2,959,750. In connection with these contracts, short-term investments with a par value of $900,000 had been pledged as margin deposits.

     Net realized gains (losses) resulting from futures contracts were ($99,198) for the three months ended March 31, 2005.

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2005


                                                                                              PRINCIPAL          FAIR
                                                                                                AMOUNT          VALUE
                                                                                             -------------   -------------
BONDS (70.7%)

AIRLINES (0.3%)
  Delta Air Lines, Inc., 9.25% Debentures, 2007 (A).......................................     $  439,660    $    263,796
                                                                                                             ------------

ASSET BACKED SECURITIES (4.5%)
  CA Infrastructure, 3.05% Debentures, 2008...............................................        502,636         513,724
  Chase Funding Mortgage Loan Asset Backed Security Certificate, 4.43% Debentures, 2032...        500,000         513,753
  Daimler Chrysler Auto, 2.45% Debentures, 2006...........................................        604,990         607,328
  Discover Card Mt, 2.94% Debentures, 2008................................................      1,100,000       1,122,226
  Ford Credit Auto Owner Trust, 2.69% Debentures, 2006....................................      1,177,904       1,183,454
  Toyota Auto Recovery Owner Trust, 2.67% Debentures, 2006................................        309,395         309,245
                                                                                                             ------------
                                                                                                                4,249,730
                                                                                                             ------------
AUTOMOTIVE (1.6%)
  Daimler Chrysler NA Holdings, 5.09% Debentures, 2012....................................        700,000         764,273
  Ford Motor Co., 7.66% Debentures, 2031..................................................        200,000         181,406
  Lear Corp., 2.35% Debentures, 2005......................................................        600,000         602,840
                                                                                                             ------------
                                                                                                                1,548,519
                                                                                                             ------------
BANKING (7.8%)
  ABN AMRO Holdings ADS, 2.83% Debentures, 2007...........................................        920,000         921,056
  Bank of America Corp., 4.75% Debentures, 2014...........................................        600,000         610,684
  Capital One Bank, 4.66% Debentures, 2009................................................        620,000         623,360
  Credit Suisse First Boston Corp., 4.86% Debentures, 2011................................        300,000         318,717
  Credit Suisse First Boston Corp., 4.93% Debentures, 2015................................        700,000         675,331
  HSBC Bank USA, 5.91% Debentures, 2034...................................................        400,000         404,047
  Huntington National Bank, 4.68% Debentures, 2009........................................        400,000         399,978
  JP Morgan Chase & Co., 4.94% Debentures, 2015...........................................        200,000         199,605
  Royal Bank of Scotland PLC, 5.05% Debentures, 2015......................................        600,000         596,557
  U.S. Bancorp NA MN, 2.89% Debentures, 2007..............................................      1,000,000         980,589
  U.S. Bancorp NA MN, 4.95% Debentures, 2014..............................................        200,000         197,829
  Wachovia Corp. NA, 4.87% Debentures, 2014...............................................        300,000         291,578
  Wachovia Corp. NA, 3.07% Debentures, 2014...............................................        700,000         708,981
  Washington Mutual Inc. NA, 5.71% Debentures, 2014.......................................        500,000         509,606
                                                                                                             ------------
                                                                                                                7,437,918
                                                                                                             ------------
BEVERAGE (1.1%)
  Pepsi Bottling Group, 4.34% Debentures, 2012............................................        400,000         393,518
  PepsiAmericas, Inc., 4.91% Debentures, 2015.............................................        700,000         686,522
                                                                                                             ------------
                                                                                                                1,080,040
                                                                                                             ------------
BROKERAGE (3.7%)
  Goldman Sachs Group Inc., 4.95% Debentures, 2013........................................      1,100,000       1,094,599
  Lehman Brothers Holdings Inc., 4.85% Debentures, 2014...................................        700,000         676,351
  Merrill Lynch & Co. Inc., 4.2% Debentures, 2009.........................................        800,000         780,428
  Merrill Lynch & Co. Inc., 5.09% Debentures, 2015........................................        400,000         388,379
  Morgan Stanley, 5.31% Debentures, 2012..................................................        500,000         546,557
                                                                                                             ------------
                                                                                                                3,486,314
                                                                                                             ------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005

                                                                                              PRINCIPAL          FAIR
                                                                                                AMOUNT          VALUE
                                                                                            ---------------  ------------
BUILDING MATERIALS (0.4%)
  D.R. Horton, 5.41% Debentures, 2015.....................................................       $  400,000   $    367,451
                                                                                                              ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (5.5%)
  Bank of America Commercial Mortgage Inc. , 4.84% Debentures, 2042.......................        1,400,000      1,369,844
  Credit Suisse First Boston Commercial Mortgage Corp., 4.85% Debentures, 2037............          220,000        215,470
  JP Morgan Chase & Co. Commercial M0rtgage, 4.88% Debentures, 2042.......................        1,600,000      1,569,882
  JP Morgan Chase & Co. Commercial M0rtgage, 5.05% Debentures, 2046.......................          775,000        770,072
  LB UBS Commercial Mortgage Trust, 4.74% Debentures, 2031................................          670,000        667,575
  Morgan Stanley Capital, 4.79% Debentures, 2056..........................................          700,000        681,064
                                                                                                              ------------
                                                                                                                 5,273,907
                                                                                                              ------------
CONGLOMERATES (2.5%)
  General Electric Co., 4.66% Debentures, 2013............................................        1,300,000      1,300,192
  Tyco International Ltd., 4.28% Debentures, 2008.........................................        1,000,000      1,050,220
                                                                                                              ------------
                                                                                                                 2,350,412
                                                                                                              ------------
DEFENSE (0.6%)
  Northrop Grumman Corp., 3.41% Debentures, 2006..........................................          600,000        599,458
                                                                                                              ------------

ELECTRIC UTILITIES (2.4%)
  Dominion Resources Inc., 5.22% Debentures, 2033.........................................          400,000        399,306
  PSEG Energy Holdings, 21.8% Debentures, 2008............................................          450,000        477,000
  SCANA Corp., 3.24% Debentures, 2006.....................................................        1,000,000      1,001,176
  TransAlta Corp., 5.22% Debentures, 2013.................................................          400,000        407,603
                                                                                                              ------------
                                                                                                                 2,285,085
                                                                                                              ------------
FINANCE (7.0%)
  AIG SunAmerica Global Financial, 3.55% Debentures, 2008 (B).............................          500,000        521,526
  American General Financial Corp., 3.98% Debentures, 2009................................          900,000        864,944
  Caterpillar Financial Services Corp., 4.72% Debentures, 2012............................          800,000        789,366
  Countrywide Home Loan, 4.07% Debentures, 2011...........................................          610,000        578,284
  Ford Motor Credit Co., 6.56% Debentures, 2006...........................................        1,000,000      1,013,800
  Ford Motor Credit Co., 5.75% Debentures, 2010...........................................          100,000         94,292
  General Motors Acceptance Corp., 6.65% Debentures, 2011.................................          650,000        604,195
  General Motors Acceptance Corp., 6.06% Debentures, 2011.................................          200,000        181,196
  Glencore Funding LLC, 6.7% Debentures, 2014 (B).........................................          300,000        285,785
  Household Financial Corp., 4.7% Debentures, 2011........................................        1,400,000      1,514,447
  Rabobank Capital Funding Trust III, 5.25% Debentures, 2016 (B)..........................          200,000        198,507
                                                                                                              ------------
                                                                                                                 6,646,342
                                                                                                              ------------
FOOD (1.1%)
  Fred Meyer Inc., 4.83% Debentures, 2008.................................................        1,000,000      1,072,362
                                                                                                              ------------

HEALTHCARE (0.5%)
  Anthem Inc., 4.86% Debentures, 2012.....................................................          400,000        444,230
                                                                                                              ------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005

                                                                                              PRINCIPAL          FAIR
                                                                                                AMOUNT          VALUE
                                                                                            ---------------  ------------
HOME CONSTRUCTION (0.4%)
  Pulte Homes Inc., 5.59% Debentures, 2015................................................      $  400,000     $  378,399
                                                                                                             ------------

INDEPENDENT ENERGY (1.0%)
  Anadarko Financial Co., 4.88% Debentures, 2011..........................................         400,000        440,831
  Devon Energy Corp., 5.42% Debentures, 2011..............................................         500,000        551,240
                                                                                                             ------------
                                                                                                                  992,071
                                                                                                             ------------
INSURANCE (2.1%)
  GE Global Insurnace, 6.18% Debentures, 2026.............................................         100,000        107,915
  Mass Mutual Global Funding, 2.58% Debentures, 2008 (B)..................................         900,000        849,857
  New York Life Global Funding, 5.42% Debentures, 2013 (B)................................       1,000,000      1,023,924
                                                                                                             ------------
                                                                                                                1,981,696
                                                                                                             ------------
MACHINERY (0.2%)
  Cooper Cameron Corp. , 2.67% Debentures, 2007...........................................         200,000        192,858
                                                                                                             ------------

MEDIA CABLE (2.8%)
  Comcast Cable Communications, 8.7% Debentures, 2027.....................................         500,000        643,660
  Cox Communications Inc., 4.98% Debentures, 2012.........................................         800,000        873,750
  Liberty Media Corp., 4.74% Debentures, 2006.............................................       1,100,000      1,114,883
                                                                                                             ------------
                                                                                                                2,632,293
                                                                                                             ------------
METALS (0.4%)
  Phelps Dodge Corp., 5.31% Debentures, 2011..............................................         300,000        359,676
                                                                                                             ------------

MULTIMEDIA (2.8%)
  Clear Channel Communications Inc., 4.72% Debentures, 2011...............................         200,000        188,662
  Time Warner Inc., 9.66% Debentures, 2007................................................       2,400,000      2,478,475
                                                                                                             ------------
                                                                                                                2,667,137
                                                                                                             ------------
NATURAL GAS DISTRIBUTION (1.4%)
  Duke Capital LLC, 3.77% Debentures, 2006................................................         400,000        400,424
  Duke Energy Field Service, 5.68% Debentures, 2005.......................................         500,000        507,225
  Southern California Gas Co., 4.38% Debentures, 2011.....................................         400,000        391,465
                                                                                                             ------------
                                                                                                                1,299,114
                                                                                                             ------------
NATURAL GAS PIPELINE (0.2%)
  Consolidated Natural Gas Co., 5.04% Debentures, 2014....................................         200,000        195,925
                                                                                                             ------------

PAPER (0.2%)
  International Paper, 5.38% Debentures, 2015.............................................         200,000        199,768
                                                                                                             ------------

PHARMACEUTICALS (1.3%)
  Wyeth, 5.52% Debentures, 2014...........................................................       1,200,000      1,222,142
                                                                                                             ------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005

                                                                                              PRINCIPAL          FAIR
                                                                                                AMOUNT          VALUE
                                                                                            ---------------  ------------
REAL ESTATE (6.0%)
  Avalonbay Communties, Inc., 5% Debentures, 2013.........................................    $    100,000     $   98,525
  Colonial Realty LP, 4.75% Debentures, 2010..............................................         200,000        196,854
  Health Retirement Properties, 6.39% Debentures, 2016....................................         300,000        317,655
  iStar Financial, 6.32% Debentures, 2010.................................................         240,000        247,697
  Kimco Reality, 2.94% Debentures, 2006...................................................         100,000        100,111
  Nationwide Health Properties Inc., 6.9% Debentures, 2037................................       4,500,000      4,791,681
                                                                                                             ------------
                                                                                                                5,752,523
                                                                                                             ------------
SUPERMARKETS (0.8%)
  Safeway Inc., 4.96% Debentures, 2011....................................................         700,000        742,742
                                                                                                             ------------

TECHNOLOGY (0.8%)
  Computer Associates International, 4.72% Debentures, 2009 (B)...........................         800,000        785,058
                                                                                                             ------------

TELECOMMUNICATIONS (2.7%)
  Deutsche Telecomm International Financial, 6.1% Debentures, 2030........................         200,000        262,344
  Deutsche Telekom ADS, 2.31% Debentures, 2005............................................       1,100,000      1,110,664
  SBC Communications Inc., 5.04% Debentures, 2014.........................................         400,000        390,593
  Sprint Capital Corp., 4.9% Debentures, 2008.............................................         720,000        753,160
                                                                                                             ------------
                                                                                                                2,516,761
                                                                                                             ------------
TOBACCO (1.0%)
  Altria Group, 5.74% Debentures, 2008....................................................         900,000        926,634
                                                                                                             ------------

UNITED STATES AGENCY SECURITIES (3.5%)
  Federal Association National Mortgage, 2.13% Debentures, 2006...........................       1,300,000      1,268,881
  Federal Association National Mortgage, 3% Debentures, 2007..............................       1,400,000      1,389,580
  Federal Home Loan Mortgage Corp., 2.9% Debentures, 2019.................................         700,000        695,792
                                                                                                             ------------
                                                                                                                3,354,253
                                                                                                             ------------
UTILITIES (4.1%)
  Kinder Morgan , 5.14% Debentures, 2014..................................................         200,000        194,956
  Pepco Holdings, 5.15% Debentures, 2007..................................................       1,600,000      1,637,958
  SP Powerassets Ltd., 5.08% Debentures, 2013.............................................         900,000        898,985
  Xcel Energy Inc., 3.44% Debentures, 2008 (B)............................................       1,200,000      1,158,956
                                                                                                             ------------
                                                                                                                3,890,855
                                                                                                             ------------

TOTAL BONDS
  (COST $67,207,788)......................................................................                     67,195,469
                                                                                                             ------------

UNITED STATES GOVERNMENT SECURITIES (15.9%)
  United States of America Treasury, 2.14% Debentures, 2006...............................       3,075,000      3,066,353
  United States of America Treasury, 1.5% Debentures, 2005................................       6,060,000      6,158,954
  United States of America Treasury, 3.01% Debentures, 2011...............................       2,400,000      2,341,032
  United States of America Treasury, 3.67% Debentures, 2014...............................         665,000        649,285
  United States of America Treasury, 4% Debentures, 2014..................................         100,000         97,090
  United States of America Treasury, 4.45% Debentures, 2019...............................       2,950,000      2,835,227
                                                                                                             ------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005

                                                                                              PRINCIPAL          FAIR
                                                                                                AMOUNT          VALUE
                                                                                            ---------------  ------------
TOTAL UNITED STATES GOVERNMENT SECURITIES
  (COST $15,358,866)......................................................................                   $ 15,147,941
                                                                                                             ------------


COMMERCIAL PAPER (12.4%)
  Goldman Sachs Group Inc., 2.84% Debentures, 2005........................................    $  3,000,000      3,000,000
  Morgan Stanley, 2.84% Debentures, 2005..................................................       2,725,000      2,725,000
  Chesham Finance LLC, 2.85% Debentures, 2005.............................................       3,115,000      3,113,312
  Galleon Capital Corp., 2.89% Debentures, 2009...........................................       3,004,000      3,004,000
                                                                                                             ------------

TOTAL SHORT-TERM INVESTMENTS
 (COST $11,842,541)......................................................................                      11,842,312
                                                                                                             ------------

TOTAL INVESTMENTS (99.0%)
 (COST $94,409,195)......................................................................                      94,185,722
                                                                                                             ------------

OTHER ASSETS AND LIABILITIES (1.0%)......................................................                         917,958
                                                                                                             ------------

TOTAL NET ASSETS (100.0%)................................................................                    $ 95,103,680
                                                                                                             ============

NOTES

(A)  Private Placement.

(B) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2005, The Travelers Quality Bond Account for Variable Annuities held 5.1% of its net assets, with a current market value of $4,823,613, in securities restricted as to resale

(C) At March 31, 2005, net unrealized depreciation for all securities was $223,473. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $1,073,574 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $1,297,047.


                      See Notes to Statement of Investments

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2005

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Quality Bond Account for Variable Annuities ("Account QB") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account QB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The following is a summary of significant accounting policies consistently followed by Account QB.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities, which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost, which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     FUTURES CONTRACTS. Account QB may use interest rate futures contracts as a substitute for the purchase or sale of individual securities. When Account QB enters into a futures contract, it agrees to buy or sell specified debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account QB is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

     It is Account QB's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

     Futures contracts purchased by Account QB are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account QB holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the debt securities associated with the futures contract.

     REPURCHASE AGREEMENTS. When Account QB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account QB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account QB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account QB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account QB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account QB at March 31, 2005.

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2005


2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities) were $9,383,850 and $20,171,995, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $3,903,021 and $1,214,484, respectively, for the three months ended March 31, 2005. Realized gains and losses from investment security transactions are reported on an identified cost basis.

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2005


                                                                                              PRINCIPAL          FAIR
                                                                                                AMOUNT          VALUE
                                                                                            ---------------  ------------
SHORT-TERM INVESTMENTS (100.0%)

COMMERCIAL PAPER (95.6%)
  American General Financial Corp., 2.77% due April 13, 2005........................           $ 3,190,000    $   3,186,794
  American Honda Financial Corp., 2.75% due April 26, 2005..........................             3,200,000        3,193,523
  Bank of America Corp., 2.65% due April 18, 2005...................................             3,300,000        3,295,403
  Barclays U.S. Funding Corp., 2.83% due April 29, 2005.............................             3,327,000        3,319,474
  Bryant Park Funding LLC, 2.77% due April 11, 2005.................................             3,200,000        3,197,277
  E.I. du Pont de Nemours & Co., 2.74% due April 20, 2005...........................             3,200,000        3,195,040
  General Electric Capital Corp., 2.69% due April 6, 2005...........................             3,208,000        3,206,508
  Goldman Sachs Group Inc., 2.71% due April 7, 2005.................................             3,200,000        3,198,266
  ING U.S. Funding LLC, 2.73% due April 12, 2005....................................             3,200,000        3,197,031
  Jupiter Securitization Corp., 2.81% due April 15, 2005............................             3,200,000        3,196,294
  Morgan Stanley, 2.84% due April 21, 2005..........................................             3,200,000        3,194,787
  Nieuw Amsterdam Receivables Corp., 2.84% due April 27, 2005.......................             3,200,000        3,193,270
  Preferred Receivables Funding Corp., 2.79% due April 14, 2005.....................             3,181,000        3,177,561
  Quebec Providence of Canada, 2.79% due April 25, 2005.............................             3,200,000        3,193,779
  Royal Bank of Scotland PLC, 2.83% due May 3, 2005.................................             2,994,000        2,986,258
  Shell Finance (UK) PLC, 2.76% due April 14, 2005..................................             3,075,000        3,071,676
  Societe Generale North America, 2.64% due April 4, 2005...........................             2,100,000        2,099,349
  Toronto Dominion Bank, 2.67% due April 8, 2005....................................             3,200,000        3,199,888
  Toyota Motor Credit Corp., 2.7% due, April 7, 2005................................             3,200,000        3,198,266
  UBS AG, 2.87% due April 1, 2005...................................................             1,759,000        1,759,000
  Victory Receivables Corp., 2.81% due April 19, 2005...............................             3,100,000        3,095,440
                                                                                                              -------------
                                                                                                                 64,354,884
                                                                                                              -------------

UNITED STATES AGENCY SECURITIES (4.4%)
  Federal Home Loan, 2.71% due April 8, 2005........................................             3,000,000        2,998,425
                                                                                                              -------------

TOTAL INVESTMENTS (100.0%)
  (COST $67,359,548)................................................................                             67,353,309
                                                                                                              -------------

OTHER ASSETS AND LIABILITIES (0.0%).................................................                                 (4,741)
                                                                                                              -------------

TOTAL NET ASSETS (100.0%)...........................................................                          $  67,348,568
                                                                                                              =============

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2005


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Money Market Account for Variable Annuities ("Account MM") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account MM is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The following is a summary of significant accounting policies consistently followed by Account MM.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     REPURCHASE AGREEMENTS. When Account MM enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account MM plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account MM securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account MM monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account MM's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account MM at March 31, 2005.

ITEM 2.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3 (c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal control over financials reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

                                   SIGNATURES


       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Growth and Income Stock Account For Variable Annuities

Travelers Quality Bond Account For Variable Annuities

Travelers Money Market Account For Variable Annuities

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities

Date May 25, 2005


       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities

Date May 25, 2005

By:    /s/ David A. Golino
       David A. Golino
       Principal Accounting Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities


Date May 25, 2005